Common shares - Vesting schedule of restricted stock (Details) - Employees [Member] - 2013 Equity Incentive Plan [Member] - Restricted Stock [Member] - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	500,245	997,380
First vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	123,518	36,043
Second vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,750	67,026
Third vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,479	125,857
Fourth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	123,518	139,576
Fifth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,750	67,026
Sixth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,480	125,858
Seventh vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	123,519	139,577
Eighth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,751	67,026
Ninth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,480	125,858
Tenth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)		103,533